Trade and other receivables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
% of representation	100.00%	100.00%
Leases And Services [Member]
Statement [Line Items]
% of representation	86.54%	94.66%
Sale Of Properties And Developments [Member]
Statement [Line Items]
% of representation	13.46%	5.34%
Non-Past Due [Member]
Statement [Line Items]
Leases and services	$ 44,408	$ 36,586
Sale of properties and developments	9,325	3,219
Total other receivables	53,733	39,805
Past Due, Total [Member]
Statement [Line Items]
Leases and services	59,935	57,075
Sale of properties and developments	9,325	3,219
Total other receivables	69,260	60,294
Impaired [Member]
Statement [Line Items]
Leases and services	4,587	4,290
Sale of properties and developments	0	0
Total other receivables	4,587	4,290
Up to 3 Months [Member]
Statement [Line Items]
Leases and services	2,476	9,412
Sale of properties and developments	0	0
Total other receivables	2,476	9,412
3 To 6 Months [Member]
Statement [Line Items]
Leases and services	1,186	1,580
Sale of properties and developments	0	0
Total other receivables	1,186	1,580
Over 6 Months [Member]
Statement [Line Items]
Leases and services	7,278	5,207
Sale of properties and developments	0	0
Total other receivables	$ 7,278	$ 5,207